Contract Costs - Summary of Movement in Capitalised Contract Costs (Details)	12 Months Ended
Feb. 28, 2021 USD ($)
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Contract costs incurred	$ 5,350,000
Amortisation to marketing and sales expenses	(1,153,831)
Contract costs refunded	(322,558)
Impairment loss	(1,100,000)
Balance as of end of financial year	$ 2,773,611